Putnam VT International Value Fund
The fund's portfolio
9/30/21 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value
Aerospace and defense (0.7%)
BAE Systems PLC (United Kingdom)	76,104	$575,228

		575,228
Air freight and logistics (1.8%)
Deutsche Post AG (Germany)	22,870	1,441,416

		1,441,416
Airlines (1.2%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	248,648	1,016,309

		1,016,309
Auto components (1.2%)
Magna International, Inc. (Canada)	13,513	1,016,942

		1,016,942
Automobiles (1.4%)
Yamaha Motor Co., Ltd. (Japan)	40,000	1,113,791

		1,113,791
Banks (17.0%)
AIB Group PLC (Ireland)(NON)	402,295	1,084,824
Australia & New Zealand Banking Group, Ltd. (Australia)	94,203	1,900,543
BNP Paribas SA (France)	24,209	1,550,718
CaixaBank SA (Spain)	164,568	510,304
DBS Group Holdings, Ltd. (Singapore)	34,904	775,075
DNB Bank ASA (Norway)	40,343	915,915
Hana Financial Group, Inc. (South Korea)	33,000	1,273,761
ING Groep NV (Netherlands)	206,773	3,001,138
Lloyds Banking Group PLC (United Kingdom)	575,304	357,868
Mizuho Financial Group, Inc. (Japan)	40,380	568,469
Skandinaviska Enskilda Banken AB (Sweden)	16,236	228,767
Sumitomo Mitsui Financial Group, Inc. (Japan)	48,900	1,710,785

		13,878,167
Beverages (2.5%)
Asahi Group Holdings, Ltd. (Japan)	19,200	930,085
Coca-Cola Europacific Partners PLC (United Kingdom)	20,500	1,133,445

		2,063,530
Building products (1.3%)
Compagnie De Saint-Gobain (France)	15,567	1,048,470

		1,048,470
Capital markets (2.5%)
Quilter PLC (United Kingdom)	453,654	864,966
UBS Group AG (Switzerland)	75,474	1,206,073

		2,071,039
Chemicals (1.0%)
LANXESS AG (Germany)	12,469	847,894

		847,894
Construction and engineering (2.5%)
Vinci SA (France)	20,191	2,091,462

		2,091,462
Construction materials (1.2%)
CRH PLC (Ireland)	21,751	1,014,597

		1,014,597
Diversified financial services (2.5%)
Eurazeo SA (France)	11,667	1,096,486
ORIX Corp. (Japan)	50,700	947,480

		2,043,966
Diversified telecommunication services (3.6%)
BCE, Inc. (Canada)	15,900	796,506
Nippon Telegraph & Telephone Corp. (Japan)	59,500	1,644,881
Telstra Corp., Ltd. (Australia)	180,011	507,363

		2,948,750
Electric utilities (2.4%)
Fortum OYJ (Finland)	30,645	931,979
SSE PLC (United Kingdom)	51,143	1,073,928

		2,005,907
Electrical equipment (0.2%)
Siemens Energy AG (Germany)(NON)	6,065	162,981

		162,981
Food and staples retail (2.3%)
Koninklijke Ahold Delhaize NV (Netherlands)	36,093	1,196,602
Seven & i Holdings Co., Ltd. (Japan)	15,900	721,534

		1,918,136
Food products (1.2%)
JDE Peet's BV (Netherlands)	8,205	243,715
Kerry Group PLC Class A (Ireland)	5,613	751,490

		995,205
Health-care equipment and supplies (1.7%)
Hoya Corp. (Japan)	9,000	1,407,581

		1,407,581
Hotels, restaurants, and leisure (1.5%)
Compass Group PLC (United Kingdom)(NON)	28,042	573,748
Dalata Hotel Group PLC (Ireland)(NON)	143,623	675,494

		1,249,242
Household durables (3.7%)
Panasonic Corp. (Japan)	70,000	868,850
Sony Group Corp. (Japan)	19,800	2,204,956

		3,073,806
Industrial conglomerates (2.5%)
Siemens AG (Germany)	12,443	2,045,342

		2,045,342
Insurance (8.9%)
AIA Group, Ltd. (Hong Kong)	176,800	2,035,700
Allianz SE (Germany)	4,273	963,748
AXA SA (France)	53,452	1,487,034
Prudential PLC (United Kingdom)	76,878	1,492,407
QBE Insurance Group, Ltd. (Australia)	161,494	1,347,268

		7,326,157
Machinery (2.1%)
MinebeaMitsumi, Inc. (Japan)	52,600	1,343,102
NSK, Ltd. (Japan)	55,100	373,952

		1,717,054
Metals and mining (2.9%)
Anglo American PLC (United Kingdom)	38,126	1,315,151
Rio Tinto PLC (United Kingdom)	15,950	1,053,117

		2,368,268
Multi-utilities (1.9%)
Veolia Environnement SA (France)	51,859	1,587,026

		1,587,026
Multiline retail (1.0%)
Don Quijote Co., Ltd. (Japan)	40,000	829,014

		829,014
Oil, gas, and consumable fuels (5.4%)
BP PLC (United Kingdom)	273,984	1,241,160
Ovintiv, Inc.	14,500	476,465
Royal Dutch Shell PLC Class B (United Kingdom)	33,359	739,046
Suncor Energy, Inc. (Canada)	50,231	1,041,423
Thungela Resources, Ltd. (South Africa)(NON)	3,688	22,528
TotalEnergies SE (France)	19,317	925,653

		4,446,275
Personal products (1.1%)
Unilever PLC (United Kingdom)	16,652	898,166

		898,166
Pharmaceuticals (6.2%)
AstraZeneca PLC (United Kingdom)	12,462	1,500,233
Novartis AG (Switzerland)	15,370	1,260,958
Sanofi (France)	24,324	2,341,540

		5,102,731
Specialty retail (1.4%)
Kingfisher PLC (United Kingdom)	259,731	1,175,089

		1,175,089
Technology hardware, storage, and peripherals (2.6%)
Lite-On Technology Corp. (Taiwan)	377,000	842,617
Samsung Electronics Co., Ltd. (South Korea)	20,739	1,290,771

		2,133,388
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	35,573	742,385

		742,385
Trading companies and distributors (4.3%)
Ferguson PLC (United Kingdom)	5,569	771,991
ITOCHU Corp. (Japan)	28,500	834,808
Mitsubishi Corp. (Japan)	60,900	1,905,115

		3,511,914
Transportation infrastructure (0.7%)
Aena SME SA (Spain)(NON)	3,370	581,295

		581,295
Wireless telecommunication services (2.3%)
KDDI Corp. (Japan)	19,200	634,512
Vodafone Group PLC (United Kingdom)	818,469	1,238,049

		1,872,561

Total common stocks (cost $69,344,379)		$80,321,084

SHORT-TERM INVESTMENTS (2.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	1,569,974	$1,569,974
U.S. Treasury Bills 0.031%, 3/10/22(SEGSF)		$200,000	199,958

Total short-term investments (cost $1,769,946)			$1,769,932
TOTAL INVESTMENTS

Total investments (cost $71,114,325)			$82,091,016

	FORWARD CURRENCY CONTRACTS at 9/30/21 (aggregate face value $41,765,154) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	12/15/21	$456,411	$468,626	$(12,215)
		Canadian Dollar	Sell	10/20/21	369,088	377,636	8,548
		Euro	Sell	12/15/21	810,885	830,523	19,638
		Japanese Yen	Buy	11/17/21	146,311	147,298	(987)
		Swedish Krona	Buy	12/15/21	127,528	130,007	(2,479)
		Swiss Franc	Buy	12/15/21	268,961	274,128	(5,167)
	Barclays Bank PLC
		British Pound	Sell	12/15/21	59,426	61,016	1,590
		Canadian Dollar	Sell	10/20/21	181,978	184,012	2,034
		Euro	Sell	12/15/21	473,538	485,015	11,477
		Hong Kong Dollar	Buy	11/17/21	586,624	586,851	(227)
		Japanese Yen	Buy	11/17/21	199,346	200,967	(1,621)
	Citibank, N.A.
		British Pound	Sell	12/15/21	397,119	407,725	10,606
		Canadian Dollar	Sell	10/20/21	1,129,131	1,141,906	12,775
		Danish Krone	Buy	12/15/21	566,989	580,400	(13,411)
		Euro	Sell	12/15/21	1,942,528	1,989,657	47,129
		Japanese Yen	Sell	11/17/21	980,599	988,639	8,040
		Swiss Franc	Buy	12/15/21	802,797	818,148	(15,351)
	Goldman Sachs International
		British Pound	Sell	12/15/21	724,706	744,065	19,359
		Canadian Dollar	Buy	10/20/21	268,032	271,019	(2,987)
		Euro	Buy	12/15/21	261,246	267,602	(6,356)
		Hong Kong Dollar	Sell	11/17/21	181,983	182,051	68
		Japanese Yen	Buy	11/17/21	1,077,087	1,085,819	(8,732)
		South Korean Won	Sell	11/17/21	201,888	208,500	6,612
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/20/21	225,719	225,117	(602)
		British Pound	Sell	12/15/21	937,212	962,301	25,089
		Canadian Dollar	Buy	10/20/21	199,899	202,123	(2,224)
		Euro	Buy	12/15/21	3,180,196	3,256,937	(76,741)
		Hong Kong Dollar	Buy	11/17/21	45,737	45,753	(16)
		Japanese Yen	Sell	11/17/21	427,149	430,698	3,549
		Swiss Franc	Buy	12/15/21	61,489	62,671	(1,182)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/20/21	159,131	164,505	(5,374)
		British Pound	Buy	12/15/21	1,574,193	1,616,340	(42,147)
		Canadian Dollar	Sell	10/20/21	132,635	134,112	1,477
		Euro	Buy	12/15/21	906,590	928,563	(21,973)
		Japanese Yen	Buy	11/17/21	453,474	457,214	(3,740)
		New Zealand Dollar	Buy	10/20/21	176,646	177,839	(1,193)
		Singapore Dollar	Buy	11/17/21	177,845	178,680	(835)
		South Korean Won	Sell	11/17/21	2,240,286	2,318,219	77,933
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/15/21	236,089	242,372	6,283
		Canadian Dollar	Buy	10/20/21	345,324	349,176	(3,852)
		Euro	Buy	12/15/21	545,810	559,048	(13,238)
		Japanese Yen	Buy	11/17/21	1,017,006	1,027,352	(10,346)
	NatWest Markets PLC
		British Pound	Sell	12/15/21	1,177,748	1,209,176	31,428
		Euro	Sell	12/15/21	979,790	1,003,511	23,721
		Swedish Krona	Buy	12/15/21	823,334	838,606	(15,272)
		Swiss Franc	Buy	12/15/21	2,099,225	2,139,445	(40,220)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/20/21	1,358,509	1,404,256	(45,747)
		British Pound	Sell	12/15/21	2,039,498	2,093,838	54,340
		Canadian Dollar	Sell	10/20/21	520,275	526,066	5,791
		Euro	Sell	12/15/21	407,994	416,391	8,397
		Hong Kong Dollar	Sell	11/17/21	279,469	279,558	89
		Israeli Shekel	Buy	10/20/21	508,181	501,661	6,520
		Japanese Yen	Buy	11/17/21	226,187	228,074	(1,887)
		Norwegian Krone	Buy	12/15/21	11,627	11,715	(88)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/20/21	244,879	253,122	(8,243)
	UBS AG
		Australian Dollar	Sell	10/20/21	457,439	470,331	12,892
		British Pound	Buy	12/15/21	205,499	211,008	(5,509)
		Canadian Dollar	Sell	10/20/21	1,241,318	1,255,154	13,836
		Euro	Buy	12/15/21	1,435,812	1,470,511	(34,699)
		Hong Kong Dollar	Buy	11/17/21	187,315	187,382	(67)
		Japanese Yen	Buy	11/17/21	701,778	706,998	(5,220)
		Swiss Franc	Buy	12/15/21	1,935	3,821	(1,886)
	WestPac Banking Corp.
		British Pound	Buy	12/15/21	242,961	249,426	(6,465)
		Canadian Dollar	Sell	10/20/21	144,319	145,937	1,618
		Euro	Buy	12/15/21	379,341	388,537	(9,196)

	Unrealized appreciation						420,839

	Unrealized (depreciation)						(427,495)

	Total						$(6,656)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $82,299,381.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
	Short-term investments
	Putnam Short Term Investment Fund*	$1,033,450	$11,405,143	$10,868,619	$1,511	$1,569,974

	Total Short-term investments	$1,033,450	$11,405,143	$10,868,619	$1,511	$1,569,974
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $111,978.
	At the close of the reporting period, the fund maintained liquid assets totaling $136,678 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.0%
	United Kingdom	20.4
	France	14.8
	Germany	6.7
	Australia	5.8
	Netherlands	5.4
	Ireland	4.3
	Canada	3.5
	South Korea	3.1
	Switzerland	3.0
	United States	2.7
	Hong Kong	2.5
	Spain	1.3
	Finland	1.1
	Norway	1.1
	Taiwan	1.0
	Singapore	0.9
	Sweden	0.3
	Other	0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $116,562 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $111,978 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$796,506	$4,024,805	$—
Consumer discretionary	1,016,942	7,440,942	—
Consumer staples	1,133,445	5,483,977	—
Energy	1,517,888	2,928,387	—
Financials	—	25,319,329	—
Health care	—	6,510,312	—
Industrials	—	14,191,471	—
Information technology	—	2,133,388	—
Materials	—	4,230,759	—
Utilities	—	3,592,933	—

Total common stocks	4,464,781	75,856,303	—
Short-term investments	—	1,769,932	—

Totals by level	$4,464,781	$77,626,235	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(6,656)	$—

Totals by level	$—	$(6,656)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$41,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com